Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross Unrealized Losses
Less than twelve months	$ (13,448)	$ (1,191)
Over twelve months	(5,173)	(9,528)
Total	(18,621)	(10,719)
Estimated Fair Value
Less than twelve months	1,515,493	304,871
Over twelve months	213,830	535,047
Total	1,729,323	839,918
Gross Unrealized Losses
Less than twelve months	(54)	(9)
Over twelve months	(823)	(862)
Total	(877)	(871)
Estimated Fair Value
Less than twelve months	5,529	2,287
Over twelve months	21,735	29,402
Total	27,264	31,689
U.S. Government-Sponsored Enterprise Obligations
Gross Unrealized Losses
Less than twelve months	(1,214)	0
Over twelve months	(378)	(3,533)
Total	(1,592)	(3,533)
Estimated Fair Value
Less than twelve months	177,839	0
Over twelve months	28,116	240,498
Total	205,955	240,498
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(9)	(2)
Over twelve months	0	0
Total	(9)	(2)
Estimated Fair Value
Less than twelve months	5,765	185
Over twelve months	0	0
Total	5,765	185
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(11,737)	(1,189)
Over twelve months	(4,786)	(5,995)
Total	(16,523)	(7,184)
Estimated Fair Value
Less than twelve months	1,279,914	304,686
Over twelve months	185,215	294,549
Total	1,465,129	599,235
Other Securities
Gross Unrealized Losses
Less than twelve months	(488)
Over twelve months	(9)
Total	(497)
Estimated Fair Value
Less than twelve months	51,975
Over twelve months	499
Total	52,474
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(9)	(9)
Over twelve months	(92)	(136)
Total	(101)	(145)
Estimated Fair Value
Less than twelve months	1,999	2,287
Over twelve months	4,162	8,590
Total	6,161	10,877
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(45)	0
Over twelve months	(731)	(726)
Total	(776)	(726)
Estimated Fair Value
Less than twelve months	3,530	0
Over twelve months	17,573	20,812
Total	$ 21,103	$ 20,812